[LOGO]
[THE HARTFORD]

May 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Two (“Registrant”)
	File No. 33-19945	The Director I
	File No. 33-06952	The Director II-V

Hartford Life and Annuity Insurance Company Separate Account One (“Registrant”)
	File No. 33-56790	The Director IV-V

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
	File No. 33-17207	PHCM I-IV

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
	File No. 33-60702	PHCM III-IV

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Prospectuses and Statements of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                  The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2014.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings